Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 15,333.1	$ 14,700.0	$ 14,196.3
Ceded	(186.5)	(223.2)	(193.4)
Net premiums written	15,146.6	14,476.8	14,002.9
Direct premiums earned	15,107.5	14,519.2	14,199.4
Ceded	(204.7)	(204.4)	(186.6)
Net premiums earned	$ 14,902.8	$ 14,314.8	$ 14,012.8